Stockholders' Deficit (Details Narrative) - USD ($)		6 Months Ended
	Mar. 15, 2018	Jun. 30, 2018	Jun. 30, 2017
Shares issued for services		$ 32,400	$ 324,702
Shares issued for extention of date		300,000
Shares issued for extention of date, value		$ 25,500	0
Number of shares sold for cash, shares		83,333
Number of shares sold for cash, value		$ 5,000
Conversion of a convertible note payable, shares		31,249,348
Value of option		$ 161,701
Payroll costs		40,425
Stock option expense		160,628	$ 120,202
Unamortized stock option expense		$ 240,405
Employment agreement
Stock issued for services ,shares		200,000
Shares issued for services		$ 32,400
Employment agreement | Board of Directors
Stock options Description	As part of the employment agreement with Daniel Kryger, the Compensation Committee of the Board of Directors has granted Mr. Kryger on February 1, 2018 ("Effective Date"), 1,000,000 stock options at a purchase price of $.001 per share with a vesting schedule as follows: (1) 25% of the options shall vest immediately upon the effective date, (2) 25% of the options shall vest upon the Company reaching $1,000,000 in aggregate total sales revenue earned after the effective date, (3) 25% of the options shall vest upon the Company reaching $2,000,000 in aggregate total sales revenue earned after the effective date, and the remaining unvested shares shall vest upon the Company reaching $3,000,000 in sales revenue earned after the effective date. Management believes that the Company will reach the $1,000,000 aggregate total sales revenue in the year 2020, reach the $2,000,000 aggregate sales revenue in the year 2021 and the $3,000,000 aggregate sales revenue in 2022.